CONVERTIBLE NOTES (Narrative) (Details) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended
	Aug. 09, 2012	Dec. 16, 2011	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2011	Dec. 16, 2011 Notes Due 2012 [Member]	Sep. 30, 2012 Notes Due 2012 [Member] Minimum [Member]	Aug. 09, 2012 Notes Due 2013 [Member]	Sep. 30, 2012 Notes Due 2013 [Member]	Sep. 30, 2012 Notes Due 2013 [Member]	May 15, 2012 Notes Due 2013 [Member]	Dec. 16, 2011 Officer [Member]	Sep. 30, 2012 Officer [Member]
Notes Payable [Line Items]
Number of investors									24		4
Convertible notes, face amount									$ 1,926,250		$ 222,600				$ 368,000	$ 86,250
Proceeds from issuance of notes				56,000	215,000				1,675,000		210,000				105,000
Convertible notes payable unamortized, original issue discount			254,446	254,446		1,284,363			251,250		12,600
Note maturity date									Dec. 16, 2012		Aug. 09, 2013
Convertible notes conversion price per share									$ 0.75					$ 0.7417
Warrants as percentage of number of shares of common stock converted									120.00%		100.00%
Warrants, expiration period			5 years	5 years					5 years
Warrants, exercise price									1.5		0.6
Shares of common stock issuable upon conversion of convertible notes										5,000,000
Common stock, closing price	$ 0.45	$ 0.9								$ 0.8
Debt instrument, beneficial conversion feature	63,600	1,062,759		63,600		1,062,759
Amortization period		1 year
Amortization of debt discount			308,011	1,053,987	3,999	34,087	126,624					24,070	24,070
Convertible note, face amount			120,750	120,750
Common stock issued for short term unsecured notes															215,000
Notes payable interest rate															12.00%
Debt instrument carrying value, net of unamortized discount			68,000	68,000
Shares of common stock issued per convertible notes				161,000												115,000
Warrants issued to purchase common stock				193,200												138,000
Unamortized discount on convertible notes			66,000	66,000								144,880	144,880
Fair value of warrant liability				152,000
Interest due to debt conversion				31,000
Warrant liability			$ 653,933	$ 653,933		$ 550,000		$ 3,061,750			$ 92,750